Net (Loss) Income Per Share - Schedule of Basic and Diluted Net Income (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net (Loss) Income Per Share [Abstract]
Net (loss) income attributable to Highway Holdings Limited’s shareholders, basic and diluted (in Dollars)	$ 106	$ (959)	$ (294)
Shares:
Weighted average common shares used in computing basic net income (loss) per share	4,401,825	4,373,236	4,070,524
Dilutive stock option
Weighted average common shares used in computing diluted net income (loss) per share	4,401,825	4,373,236	4,070,524
Net income (loss) per share, basic (in Dollars per share)	$ 0.02	$ (0.22)	$ (0.07)
Net income (loss) per share, diluted (in Dollars per share)	$ 0.02	$ (0.22)	$ (0.07)